Adalta International Fund
Adalta International Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adalta International Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none